Net Revenues (Tables)	12 Months Ended
Aug. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of net revenues
5.	Net revenues

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Personalized and small class premium tutoring revenues	3,879,364	3,423,996	3,410,806	527,956
Other revenues	114,509	14,885	12,604	1,951
	3,993,873	3,438,881	3,423,410	529,907